Bank Loan - current portion (Details 2) (M V Free Neptune [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
M V Free Neptune [Member]
Short-term Debt [Line Items]
Debt Instrument, Periodic Payment	$ 838
Debt Instrument, Frequency of Periodic Payment	Seven quarterly installments
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 11,736
Debt Instrument, Maturity Date	Dec. 16, 2016
Debt Instrument, Issuer	National Bank of Greece